LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.70%
Aerospace & Defense–2.46%
AAR	5,389	$ 175,196
†Aerojet Rocketdyne Holdings	9,478	336,753
†Aerovironment	2,215	151,528
Arconic	26,523	506,855
†Astronics	2,505	81,964
†Astronics Class B	1,301	42,243
†Axon Enterprise	1,811	98,537
Boeing	16,988	6,479,563
BWX Technologies	10,734	532,192
Cubic	2,973	167,202
Curtiss-Wright	6,659	754,731
†Ducommun	1,600	69,632
General Dynamics	12,170	2,060,138
Harris	7,795	1,244,939
HEICO	3,196	303,205
HEICO Class A	7,800	655,668
Hexcel	11,295	781,162
Huntington Ingalls Industries	3,927	813,674
†KeyW Holding	9,900	85,338
†Kratos Defense & Security Solutions	12,058	188,467
L3 Technologies	3,767	777,396
Lockheed Martin	10,448	3,136,072
†Mercury Systems	3,446	220,820
Moog Class A	5,219	453,792
National Presto Industries	1,066	115,714
Northrop Grumman	7,765	2,093,444
Raytheon	11,202	2,039,660
Spirit AeroSystems Holdings Class A	8,350	764,275
†Teledyne Technologies	2,365	560,529
Textron	22,144	1,121,815
†TransDigm Group	3,095	1,405,099
Triumph Group	6,690	127,511
United Technologies	30,252	3,899,180
†Vectrus	2,921	77,669
†Wesco Aircraft Holdings	14,929	131,226
		32,453,189
Air Freight & Logistics–0.75%
†Air Transport Services Group	11,784	271,621
†Atlas Air Worldwide Holdings	3,789	191,572
CH Robinson Worldwide	11,156	970,460
†Echo Global Logistics	6,655	164,911
Expeditors International of Washington	11,713	889,017
FedEx	12,617	2,288,850
Forward Air	5,182	335,431
†Hub Group Class A	4,075	166,464
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Air Freight & Logistics (continued)
United Parcel Service Class B	35,671	$ 3,985,878
†XPO Logistics	12,314	661,754
		9,925,958
Airlines–0.79%
Alaska Air Group	15,098	847,300
Allegiant Travel	3,064	396,696
American Airlines Group	26,426	839,290
Copa Holdings Class A	4,803	387,170
Delta Air Lines	42,181	2,178,649
Hawaiian Holdings	9,950	261,187
†JetBlue Airways	33,203	543,201
SkyWest	6,659	361,517
Southwest Airlines	37,480	1,945,587
†Spirit Airlines	10,860	574,059
†United Continental Holdings	26,032	2,076,833
		10,411,489
Auto Components–0.65%
Adient	7,115	92,210
†American Axle & Manufacturing Holdings	15,047	215,322
Aptiv	16,408	1,304,272
Autoliv	7,240	532,357
BorgWarner	16,936	650,512
Cooper Tire & Rubber	10,762	321,676
†Cooper-Standard Holdings	2,502	117,494
Dana	30,421	539,668
Delphi Technologies	6,922	133,318
†Dorman Products	3,454	304,263
†Fox Factory Holding	4,534	316,881
†Garrett Motion	3,608	53,146
Gentex	34,298	709,283
†Gentherm	4,875	179,692
Goodyear Tire & Rubber	34,879	633,054
†Horizon Global	2,190	4,249
LCI Industries	4,563	350,530
Lear	7,285	988,647
†Modine Manufacturing	8,303	115,163
†Motorcar Parts of America	2,029	38,287
Standard Motor Products	2,906	142,685
†Stoneridge	3,532	101,933
Superior Industries International	3,283	15,627
Tenneco Class A	8,836	195,806
Tower International	4,230	88,957
†Veoneer	7,240	165,579
†Visteon	4,480	301,728
		8,612,339
Automobiles–0.48%
Ford Motor	208,112	1,827,223
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles (continued)
General Motors	75,934	$ 2,817,152
Harley-Davidson	15,921	567,743
†Tesla	1,541	431,264
Thor Industries	7,273	453,617
Winnebago Industries	6,927	215,776
		6,312,775
Banks–6.03%
1st Source	3,376	151,616
Ameris Bancorp	8,344	286,616
Arrow Financial	470	15,458
Associated Banc-Corp	16,938	361,626
†Atlantic Capital Bancshares	2,200	39,226
Banc of California	9,953	137,749
BancFirst	3,473	181,117
†Bancorp	11,149	90,084
BancorpSouth Bank	10,113	285,389
Bank of America	306,929	8,468,171
Bank of Hawaii	5,806	457,919
Bank of Marin Bancorp	800	32,552
Bank of NT Butterfield & Son	7,533	270,284
Bank OZK	13,694	396,852
BankUnited	12,210	407,814
Banner	5,972	323,503
BB&T	23,610	1,098,573
Berkshire Hills Bancorp	5,646	153,797
BOK Financial	5,728	467,118
Boston Private Financial Holdings	14,301	156,739
Bridge Bancorp	2,824	82,743
Brookline Bancorp	16,250	234,000
Bryn Mawr Bank	3,680	132,958
Cadence BanCorp	17,046	316,203
Camden National	1,998	83,357
Capital City Bank Group	800	17,424
Carolina Financial	4,015	138,879
Cathay General Bancorp	8,683	294,440
CBTX	1,306	42,406
CenterState Bank	8,695	207,028
Central Pacific Financial	5,001	144,229
Chemical Financial	7,551	310,799
CIT Group	10,032	481,235
Citigroup	78,586	4,889,621
Citizens Financial Group	10,989	357,142
City Holding	2,841	216,456
CNB Financial	543	13,722
Columbia Banking System	8,265	270,183
Comerica	7,262	532,450
Commerce Bancshares	9,472	549,944
Community Bank System	5,191	310,266
Community Trust Bancorp	2,467	101,295
ConnectOne Bancorp	6,176	121,667
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Cullen/Frost Bankers	4,148	$ 402,646
†Customers Bancorp	3,657	66,960
CVB Financial	14,317	301,373
†Eagle Bancorp	5,654	283,831
East West Bancorp	11,093	532,131
Enterprise Financial Services	3,126	127,447
†Equity Bancshares Class A	1,380	39,744
FB Financial	5,315	168,804
Fidelity Southern	2,594	71,050
Fifth Third Bancorp	43,651	1,100,878
First Bancorp (North Carolina)	4,235	147,209
First BanCorp (Puerto Rico)	32,583	373,401
First Busey	9,536	232,678
First Citizens BancShares Class A	953	388,062
First Commonwealth Financial	14,092	177,559
First Community Bancshares	1,307	43,314
First Financial	880	36,960
First Financial Bancorp	11,350	273,081
First Financial Bankshares	4,461	257,757
First Foundation	5,112	69,370
First Hawaiian	5,650	147,182
First Horizon National	31,320	437,854
First Interstate BancSystem Class A	3,666	145,980
First Merchants	8,190	301,801
First Mid-Illinois Bancshares	773	25,756
First Midwest Bancorp	14,084	288,159
First of Long Island	1,772	38,860
First Republic Bank	6,632	666,251
Flushing Financial	4,876	106,931
FNB	32,839	348,093
Franklin Financial Network	1,323	38,380
Fulton Financial	20,249	313,454
German American Bancorp	1,682	49,451
Glacier Bancorp	7,273	291,429
Great Southern Bancorp	2,431	126,169
Great Western Bancorp	8,042	254,047
Hancock Whitney	9,517	384,487
Hanmi Financial	4,000	85,080
Heartland Financial USA	6,250	266,562
Heritage Commerce	3,648	44,141
Heritage Financial	6,057	182,558
Hilltop Holdings	13,115	239,349
Home BancShares	18,464	324,412
HomeTrust Bancshares	901	22,705
Hope Bancorp	16,420	214,774

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Horizon Bancorp	7,246	$ 116,588
Huntington Bancshares	53,810	682,311
IBERIABANK	4,674	335,173
Independent Bank	2,269	48,783
Independent Bank (Massachusetts)	3,374	273,328
Independent Bank Group	4,072	208,853
International Bancshares	10,063	382,696
Investors Bancorp	34,004	402,947
JPMorgan Chase & Co.	122,987	12,449,974
KeyCorp	30,881	486,376
Lakeland Bancorp	9,994	149,210
Lakeland Financial	2,847	128,741
LegacyTexas Financial Group	7,972	298,073
Live Oak Bancshares	3,640	53,180
M&T Bank	4,902	769,712
Mercantile Bank	1,436	46,986
Midland States Bancorp	1,400	33,684
MidWestOne Financial Group	600	16,350
National Bank Holdings Class A	5,083	169,061
†National Commerce	1,143	44,817
NBT Bancorp	5,373	193,482
†Nicolet Bankshares	573	34,151
OFG Bancorp	8,163	161,546
Old Line Bancshares	800	19,944
Old National Bancorp	17,834	292,478
Opus Bank	5,332	105,574
Pacific Premier Bancorp	8,345	221,393
PacWest Bancorp	6,709	252,325
Park National	1,685	159,654
Peapack Gladstone Financial	2,958	77,559
Peoples Bancorp	3,493	108,178
People's United Financial	29,963	492,592
People's Utah Bancorp	300	7,911
Pinnacle Financial Partners	5,894	322,402
PNC Financial Services Group	14,174	1,738,583
Popular	10,058	524,324
Preferred Bank	1,509	67,860
Prosperity Bancshares	7,549	521,334
QCR Holdings	1,263	42,841
Regions Financial	53,899	762,671
Renasant	9,498	321,507
Republic Bancorp Class A	1,755	78,484
S&T Bancorp	4,286	169,426
Sandy Spring Bancorp	4,310	134,817
†Seacoast Banking Corp. of Florida	1,194	31,462
ServisFirst Bancshares	6,045	204,079
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Sierra Bancorp	742	$ 18,031
Signature Bank	2,588	331,445
Simmons First National Class A	12,660	309,917
South State	3,499	239,122
Southside Bancshares	5,011	166,516
Sterling Bancorp	21,051	392,180
Stock Yards Bancorp	2,112	71,407
SunTrust Banks	14,027	831,100
†SVB Financial Group	4,498	1,000,175
Synovus Financial	21,509	739,049
TCF Financial	24,639	509,781
†Texas Capital Bancshares	5,756	314,220
Tompkins Financial	1,879	142,936
Towne Bank	9,443	233,714
TriCo Bancshares	4,228	166,118
†TriState Capital Holdings	3,540	72,322
†Triumph Bancorp	6,346	186,509
Trustmark	10,322	347,129
UMB Financial	5,041	322,826
Umpqua Holdings	21,855	360,607
Union Bankshares	7,033	227,377
United Bankshares	11,140	403,714
United Community Banks	9,910	247,056
Univest Corp. of Pennsylvania	5,030	123,034
US Bancorp	58,777	2,832,464
Valley National Bancorp	29,056	278,356
Veritex Holdings	3,945	95,548
Washington Trust Bancorp	3,228	155,428
Webster Financial	9,266	469,508
Wells Fargo & Co.	166,950	8,067,024
WesBanco	4,468	177,603
Westamerica Bancorporation	2,893	178,787
†Western Alliance Bancorp	10,465	429,484
Wintrust Financial	5,764	388,090
Zions Bancorp	9,192	417,409
		79,458,176
Beverages–1.49%
†Boston Beer Class A	1,347	397,001
Brown-Forman Class A	1,046	53,524
Brown-Forman Class B	14,939	788,480
Coca-Cola	157,434	7,377,357
Coca-Cola Bottling Consolidated	1,354	389,722
Constellation Brands Class A	4,545	796,875
Keurig Dr Pepper	10,927	305,628
MGP Ingredients	1,497	115,494
Molson Coors Brewing Class B	8,298	494,976
†Monster Beverage	12,489	681,650

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
National Beverage	1,899	$ 109,629
PepsiCo	66,118	8,102,761
†Primo Water	2,727	42,159
		19,655,256
Biotechnology–2.23%
AbbVie	48,379	3,898,864
†Achillion Pharmaceuticals	5,527	16,360
†Acorda Therapeutics	7,762	103,157
†Agios Pharmaceuticals	1,832	123,550
†Alexion Pharmaceuticals	4,019	543,288
†Alkermes	3,336	121,731
†Alnylam Pharmaceuticals	2,227	208,113
Amgen	29,424	5,589,971
†AnaptysBio	2,400	175,320
†Anika Therapeutics	1,937	58,575
†Aptevo Therapeutics	2,879	2,591
†Arena Pharmaceuticals	5,470	245,220
†Atara Biotherapeutics	3,839	152,600
†Audentes Therapeutics	4,145	161,738
†Biogen	9,149	2,162,641
†BioMarin Pharmaceutical	3,163	280,969
†Bluebird Bio	1,745	274,541
†Celgene	33,922	3,200,201
†Concert Pharmaceuticals	4,505	54,375
†Deciphera Pharmaceuticals	4,014	93,165
†Eagle Pharmaceuticals	1,957	98,809
†Emergent BioSolutions	5,759	290,945
†Enanta Pharmaceuticals	2,114	201,929
†Exact Sciences	3,427	296,847
†Exelixis	16,882	401,792
†FibroGen	1,782	96,852
†Five Prime Therapeutics	4,086	54,752
†G1 Therapeutics	4,800	79,680
Gilead Sciences	52,064	3,384,681
†Global Blood Therapeutics	5,962	315,569
†GlycoMimetics	1,315	16,385
†Halozyme Therapeutics	8,642	139,136
†Incyte	2,275	195,673
†Insmed	3,988	115,931
†Intellia Therapeutics	2,940	50,215
†Ionis Pharmaceuticals	3,545	287,748
†Karyopharm Therapeutics	4,951	28,914
†Kura Oncology	3,841	63,722
†Ligand Pharmaceuticals Class B	1,549	194,725
†MacroGenics	6,645	119,477
†Madrigal Pharmaceuticals	280	35,073
†Momenta Pharmaceuticals	5,261	76,442
†Myriad Genetics	6,072	201,590
†Neurocrine Biosciences	2,841	250,292
†OPKO Health	26,983	70,426
†PDL BioPharma	21,857	81,308
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Prothena	2,660	$ 32,266
†Regeneron Pharmaceuticals	3,070	1,260,603
†REGENXBIO	4,574	262,136
†Repligen	4,213	248,904
†Retrophin	4,405	99,685
†Rhythm Pharmaceuticals	631	17,296
†Sage Therapeutics	900	143,145
†Sangamo Therapeutics	13,158	125,527
†Sarepta Therapeutics	2,381	283,791
†Seattle Genetics	3,269	239,422
†Spark Therapeutics	3,497	398,238
†Spectrum Pharmaceuticals	5,200	55,588
†Ultragenyx Pharmaceutical	1,249	86,631
†United Therapeutics	5,963	699,877
†Vanda Pharmaceuticals	5,302	97,557
†Vertex Pharmaceuticals	3,259	599,493
†Xencor	5,219	162,102
		29,428,144
Building Products–0.68%
AAON	7,398	341,640
Advanced Drainage Systems	7,020	180,905
Allegion	4,973	451,101
†American Woodmark	2,433	201,039
AO Smith	8,977	478,654
Apogee Enterprises	3,439	128,928
†Armstrong Flooring	3,796	51,626
Armstrong World Industries	7,192	571,189
†Builders FirstSource	19,637	261,958
†Continental Building Products	6,258	155,136
†CSW Industrials	1,989	113,950
Fortune Brands Home & Security	8,581	408,541
†Gibraltar Industries	3,900	158,379
Griffon	7,849	145,049
Insteel Industries	1,756	36,735
†JELD-WEN Holding	13,799	243,690
Johnson Controls International	20,579	760,188
Lennox International	2,437	644,343
Masco	18,094	711,275
†Masonite International	5,280	263,419
†NCI Building Systems	8,244	50,783
Owens Corning	12,082	569,304
†Patrick Industries	4,000	181,280
†PGT Innovations	8,191	113,445
Quanex Building Products	4,360	69,280
†Resideo Technologies	6,014	116,010
Simpson Manufacturing	4,772	282,836
†Trex	6,623	407,447

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Universal Forest Products	7,985	$ 238,672
USG	14,179	613,951
		8,950,753
Capital Markets–2.61%
Affiliated Managers Group	4,373	468,392
Ameriprise Financial	7,248	928,469
Ares Management	5,059	117,419
Artisan Partners Asset Management Class A	3,789	95,369
Bank of New York Mellon	34,671	1,748,459
BGC Partners Class A	30,856	163,845
BlackRock	3,395	1,450,921
†Blucora	5,281	176,280
BrightSphere Investment Group	6,371	86,391
Cboe Global Markets	6,135	585,524
Charles Schwab	30,396	1,299,733
CME Group	6,950	1,143,831
Cohen & Steers	4,673	197,528
Diamond Hill Investment Group	786	110,040
†Donnelley Financial Solutions	6,570	97,762
E*TRADE Financial	15,622	725,330
Eaton Vance	9,530	384,154
Evercore Class A	5,155	469,105
FactSet Research Systems	3,459	858,766
Federated Investors Class B	13,518	396,213
Franklin Resources	11,873	393,471
GAIN Capital Holdings	5,501	34,546
Goldman Sachs Group	11,513	2,210,381
Greenhill & Co.	3,574	76,877
Hamilton Lane Class A	2,290	99,798
Houlihan Lokey	2,921	133,928
Interactive Brokers Group Class A	11,049	573,222
Intercontinental Exchange	15,452	1,176,515
†INTL. FCStone	1,728	66,977
Invesco	22,723	438,781
Janus Henderson Group	11,212	280,076
Lazard Class A	6,961	251,571
Legg Mason	11,109	304,053
LPL Financial Holdings	16,584	1,155,076
MarketAxess Holdings	2,604	640,792
Moelis & Co. Class A	4,279	178,049
Moody's	6,784	1,228,515
Morgan Stanley	56,694	2,392,487
Morningstar	5,529	696,599
MSCI	6,463	1,285,103
Nasdaq	10,110	884,524
Northern Trust	7,396	668,672
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Oppenheimer Holdings Class A	566	$ 14,727
Piper Jaffray	2,718	197,952
PJT Partners Class A	2,208	92,294
Raymond James Financial	12,343	992,501
S&P Global Inc	13,664	2,876,955
SEI Investments	9,432	492,822
State Street	8,438	555,305
Stifel Financial	7,513	396,386
T. Rowe Price Group	12,777	1,279,233
TD Ameritrade Holding	6,391	319,486
Virtu Financial Class A	755	17,931
Virtus Investment Partners	817	79,698
Waddell & Reed Financial Class A	15,478	267,615
Westwood Holdings Group	147	5,185
WisdomTree Investments	27,823	196,430
		34,458,064
Chemicals–2.25%
†AdvanSix	4,807	137,336
Air Products & Chemicals	5,258	1,004,068
Albemarle	5,932	486,305
American Vanguard	3,629	62,491
Ashland Global Holdings	4,435	346,507
†Axalta Coating Systems	16,444	414,553
Balchem	2,885	267,728
Cabot	7,734	321,966
Celanese Class A	9,212	908,395
CF Industries Holdings	13,840	565,779
Chase	1,120	103,645
Chemours	8,853	328,978
DowDuPont	68,210	3,636,275
Eastman Chemical	17,325	1,314,621
Ecolab	10,181	1,797,354
†Element Solutions	32,886	332,149
†Ferro	13,661	258,603
FMC	5,909	453,929
FutureFuel	4,566	61,184
†GCP Applied Technologies	5,509	163,066
Hawkins	819	30,164
HB Fuller	5,745	279,437
Huntsman	42,484	955,465
†Ingevity	4,179	441,344
Innophos Holdings	2,701	81,408
Innospec	4,258	354,904
International Flavors & Fragrances	4,658	599,904
†Intrepid Potash	6,128	23,225
†Koppers Holdings	1,784	46,348
†Kraton	4,560	146,741
Kronos Worldwide	11,671	163,627
Linde	15,855	2,789,370
†Livent	5,526	67,859

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†LSB Industries	2,575	$ 16,068
LyondellBasell Industries Class A	21,514	1,808,897
Minerals Technologies	4,368	256,795
Mosaic	14,214	388,184
NewMarket	1,327	575,334
Olin	18,769	434,315
†OMNOVA Solutions	2,534	17,789
PolyOne	12,817	375,666
PPG Industries	13,312	1,502,526
†PQ Group Holdings	2,891	43,857
Quaker Chemical	1,377	275,854
Rayonier Advanced Materials	6,635	89,971
RPM International	10,432	605,473
Scotts Miracle-Gro Class A	6,737	529,394
Sensient Technologies	4,926	333,934
Sherwin-Williams	4,201	1,809,413
Stepan	2,727	238,667
†Trecora Resources	1,810	16,453
Tredegar	3,092	49,905
Trinseo	7,005	317,327
†Tronox Holdings Class A	7,502	98,651
Valvoline	15,826	293,731
Westlake Chemical	3,913	265,536
WR Grace & Co.	5,509	429,922
		29,718,390
Commercial Services & Supplies–1.11%
ABM Industries	9,999	363,464
ACCO Brands	15,297	130,942
†Advanced Disposal Services	9,285	259,980
†ARC Document Solutions	6,046	13,483
Brady Class A	6,379	296,049
Brink's	6,531	492,503
†Casella Waste Systems Class A	2,209	78,552
†Cimpress	4,105	328,934
Cintas	6,197	1,252,476
†Clean Harbors	9,325	667,017
†Copart	18,070	1,094,861
Covanta Holding	20,488	354,647
Deluxe	9,390	410,531
Ennis	3,323	68,985
Healthcare Services Group	2,712	89,469
†Heritage-Crystal Clean	1,138	31,238
Herman Miller	8,070	283,903
HNI	6,100	221,369
Interface Class A	8,682	133,008
KAR Auction Services	13,984	717,519
Kimball International Class B	4,901	69,300
Knoll	7,864	148,708
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
LSC Communications	4,245	$ 27,720
Matthews International Class A	4,904	181,203
McGrath RentCorp	3,969	224,526
Mobile Mini	5,916	200,789
MSA Safety	1,744	180,330
Multi-Color	2,988	149,071
†PICO Holdings	2,699	26,720
Pitney Bowes	23,939	164,461
Quad/Graphics	5,244	62,404
Republic Services	16,118	1,295,565
Rollins	16,023	666,877
†SP Plus	3,002	102,428
Steelcase Class A	12,090	175,909
†Stericycle	7,107	386,763
†Team	2,683	46,953
Tetra Tech	7,691	458,307
U.S. Ecology	3,569	199,793
UniFirst	1,742	267,397
Viad	2,959	166,562
VSE	600	18,948
Waste Management	20,630	2,143,663
		14,653,327
Communications Equipment–1.22%
†Acacia Communications	5,992	343,641
ADTRAN	4,884	66,911
†Applied Optoelectronics	2,558	31,208
†Arista Networks	1,618	508,796
†ARRIS International	21,214	670,574
†CalAmp	2,806	35,299
†Calix	3,340	25,718
†Ciena	14,673	547,890
Cisco Systems	140,737	7,598,391
†CommScope Holding	14,905	323,886
Comtech Telecommunications	2,467	57,284
†EchoStar Class A	4,326	157,683
†F5 Networks	4,506	707,127
†Finisar	13,225	306,423
†Harmonic	15,891	86,129
†Infinera	28,262	122,657
InterDigital	4,732	312,217
Juniper Networks	22,261	589,249
†Lumentum Holdings	5,089	287,732
Motorola Solutions	5,314	746,192
†NETGEAR	5,991	198,422
†NetScout Systems	10,443	293,135
Plantronics	3,909	180,244
†Quantenna Communications	2,673	65,034
†Ribbon Communications	7,554	38,903
Ubiquiti Networks	7,196	1,077,313
†ViaSat	4,826	374,015

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Viavi Solutions	25,560	$ 316,433
		16,068,506
Construction & Engineering–0.41%
†AECOM	15,765	467,748
†Aegion	4,365	76,693
†Ameresco Class A	500	8,090
Arcosa	4,724	144,318
Argan	2,865	143,107
Comfort Systems USA	5,275	276,357
†Dycom Industries	5,163	237,188
EMCOR Group	8,124	593,702
Fluor	6,492	238,906
Granite Construction	5,660	244,229
†Great Lakes Dredge & Dock	10,783	96,077
Jacobs Engineering Group	6,624	498,059
KBR	15,549	296,830
†MasTec	10,781	518,566
†MYR Group	2,986	103,405
†NV5 Global	1,900	112,784
Primoris Services	10,014	207,089
Quanta Services	15,156	571,987
†Tutor Perini	7,043	120,576
Valmont Industries	2,153	280,105
†Willscot	14,729	163,345
		5,399,161
Construction Materials–0.15%
Eagle Materials	4,281	360,888
Martin Marietta Materials	3,480	700,107
†Summit Materials Class A	14,078	223,418
†U.S. Concrete	2,396	99,242
Vulcan Materials	5,108	604,787
		1,988,442
Consumer Finance–1.01%
Ally Financial	26,793	736,540
American Express	29,443	3,218,120
Capital One Financial	16,713	1,365,285
†Credit Acceptance	2,022	913,803
Discover Financial Services	25,340	1,803,194
†Encore Capital Group	5,079	138,301
†Enova International	5,850	133,497
†EZCORP Class A	6,690	62,351
FirstCash	6,979	603,684
†Green Dot Class A	5,819	352,922
†LendingClub	73,782	227,986
Navient	38,163	441,546
Nelnet Class A	4,320	237,902
OneMain Holdings	11,443	363,315
†PRA Group	6,942	186,115
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Santander Consumer USA Holdings	29,973	$ 633,330
SLM	54,985	544,901
Synchrony Financial	38,150	1,216,985
†World Acceptance	1,118	130,951
		13,310,728
Containers & Packaging–0.77%
AptarGroup	8,671	922,508
Avery Dennison	7,953	898,689
Ball	20,112	1,163,680
Bemis	11,247	623,983
†Berry Global Group	11,557	622,576
†Crown Holdings	7,001	382,045
Graphic Packaging Holding	59,405	750,285
Greif Class A	4,106	169,372
Greif Class B	502	24,543
International Paper	20,094	929,749
Myers Industries	2,920	49,961
Owens-Illinois	23,503	446,087
Packaging Corp. of America	8,291	823,960
Sealed Air	10,093	464,884
Silgan Holdings	22,008	652,097
Sonoco Products	12,990	799,275
WestRock	10,483	402,023
		10,125,717
Distributors–0.22%
Core-Mark Holding	5,228	194,115
Genuine Parts	11,206	1,255,408
†LKQ	21,855	620,245
Pool	4,978	821,221
		2,890,989
Diversified Consumer Services–0.42%
†Adtalem Global Education	6,422	297,467
†American Public Education	2,213	66,656
†Bright Horizons Family Solutions	6,159	782,870
†Career Education	7,863	129,897
Carriage Services	2,326	44,775
†Chegg	2,936	111,920
†frontdoor	5,297	182,323
Graham Holdings Class B	553	377,799
†Grand Canyon Education	6,766	774,775
H&R Block	19,342	463,047
†Houghton Mifflin Harcourt	18,319	133,179
†K12	6,889	235,122
†Laureate Education Class A	1,100	16,467
†Regis	4,006	78,798
Service Corp. International	17,588	706,158

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†ServiceMaster Global Holdings	10,594	$ 494,740
†Sotheby's	4,738	178,859
Strategic Education	2,304	302,538
†Weight Watchers International	6,119	123,298
		5,500,688
Diversified Financial Services–1.06%
†Berkshire Hathaway Class B	64,659	12,989,347
†Cannae Holdings	9,850	238,961
Jefferies Financial Group	16,565	311,256
†On Deck Capital	9,786	53,040
Voya Financial	8,511	425,210
		14,017,814
Diversified Telecommunication Services–1.83%
AT&T	306,023	9,596,881
ATN International	2,414	136,126
CenturyLink	72,776	872,584
†Cincinnati Bell	5,095	48,606
Cogent Communications Holdings	5,986	324,741
Consolidated Communications Holdings	10,085	110,027
†Frontier Communications	4,870	9,691
IDT Class B	3,397	22,556
†Intelsat	8,847	138,544
†Iridium Communications	10,976	290,206
†ORBCOMM	9,336	63,298
†pdvWireless	2,400	84,384
Verizon Communications	200,160	11,835,461
†Vonage Holdings	17,773	178,441
†Zayo Group Holdings	16,100	457,562
		24,169,108
Electric Utilities–1.58%
ALLETE	5,394	443,549
Alliant Energy	10,808	509,381
American Electric Power	16,703	1,398,876
Avangrid	2,641	132,974
Duke Energy	22,164	1,994,760
Edison International	12,899	798,706
El Paso Electric	4,644	273,160
Entergy	5,703	545,378
Evergy	15,952	926,014
Eversource Energy	11,554	819,756
Exelon	35,590	1,784,127
FirstEnergy	22,090	919,165
Hawaiian Electric Industries	8,248	336,271
IDACORP	4,910	488,741
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
MGE Energy	3,422	$ 232,593
NextEra Energy	15,451	2,986,987
OGE Energy	10,930	471,302
Otter Tail	4,368	217,614
†PG&E	18,216	324,245
Pinnacle West Capital	6,414	613,050
PNM Resources	8,628	408,450
Portland General Electric	9,526	493,828
PPL	26,960	855,710
Southern	32,677	1,688,747
Xcel Energy	21,310	1,197,835
		20,861,219
Electrical Equipment–0.68%
Acuity Brands	2,185	262,222
Allied Motion Technologies	1,708	58,721
AMETEK	12,878	1,068,488
†Atkore International Group	4,968	106,961
AZZ	3,479	142,395
†Babcock & Wilcox Enterprises	14,899	6,126
Eaton	14,735	1,187,052
Emerson Electric	25,378	1,737,632
Encore Wire	4,165	238,321
EnerSys	4,508	293,741
†Generac Holdings	10,296	527,464
Hubbell	5,553	655,143
nVent Electric	8,024	216,488
Powell Industries	1,827	48,507
†Power Solutions International	813	6,089
Regal Beloit	4,821	394,695
Rockwell Automation	6,322	1,109,258
†Sensata Technologies Holding	10,345	465,732
†Sunrun	17,792	250,156
†Thermon Group Holdings	3,728	91,373
†TPI Composites	2,950	84,429
		8,950,993
Electronic Equipment, Instruments & Components–1.52%
Amphenol Class A	15,296	1,444,554
†Anixter International	4,994	280,213
†Arlo Technologies	6,220	25,689
†Arrow Electronics	8,159	628,733
Avnet	11,565	501,574
AVX	15,175	263,135
Badger Meter	2,792	155,347
Belden	4,758	255,505
Benchmark Electronics	4,152	108,990
CDW	12,569	1,211,275
Cognex	7,440	378,398
†Coherent	2,520	357,134

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Control4	2,136	$ 36,162
Corning	35,814	1,185,443
CTS	4,313	126,673
Daktronics	5,746	42,808
Dolby Laboratories Class A	6,088	383,361
†ePlus	1,636	144,851
†Fabrinet	5,499	287,928
†FARO Technologies	3,076	135,067
†Fitbit Class A	29,379	173,924
†Flex	43,138	431,380
FLIR Systems	7,377	350,998
†II-VI	7,979	297,138
†Insight Enterprises	3,932	216,496
†IPG Photonics	3,304	501,481
†Itron	4,788	223,360
Jabil	33,466	889,861
KEMET	12,021	203,996
†Keysight Technologies	9,796	854,211
†Knowles	12,189	214,892
Littelfuse	2,042	372,624
Mesa Laboratories	100	23,050
Methode Electronics	4,593	132,187
MTS Systems	4,314	234,940
National Instruments	10,428	462,586
†Novanta	3,392	287,404
†OSI Systems	2,992	262,099
Park Electrochemical	2,423	38,041
PC Connection	3,183	116,721
†Plexus	3,674	223,930
†Rogers	2,571	408,480
†Sanmina	10,665	307,685
†ScanSource	4,669	167,244
SYNNEX	6,774	646,172
TE Connectivity	14,877	1,201,318
†Tech Data	4,231	433,297
†Trimble	10,697	432,159
†TTM Technologies	12,750	149,558
Vishay Intertechnology	23,342	431,127
†Zebra Technologies Class A	6,365	1,333,658
		19,974,857
Energy Equipment & Services–0.61%
†Apergy	6,059	248,783
Archrock	16,319	159,600
Baker Hughes	13,757	381,344
†Bristow Group	5,275	5,855
†C&J Energy Services	9,807	152,205
†Cactus Class A	3,339	118,868
Core Laboratories	3,764	259,452
†Diamond Offshore Drilling	17,566	184,267
†Dril-Quip	5,598	256,668
Ensco Class A	60,684	238,488
†Era Group	2,010	23,195
†Exterran	5,755	96,972
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Forum Energy Technologies	11,621	$ 59,383
†Frank's International	24,705	153,418
Halliburton	14,199	416,031
†Helix Energy Solutions Group	20,202	159,798
Helmerich & Payne	5,828	323,804
†Keane Group	19,267	209,818
†KLX Energy Services Holdings	2,584	64,962
Mammoth Energy Services	3,494	58,175
†Matrix Service	3,017	59,073
†McDermott International	22,374	166,463
Nabors Industries	42,263	145,385
National Oilwell Varco	9,316	248,178
†Newpark Resources	12,083	110,680
†Noble	26,081	74,852
†Oceaneering International	12,328	194,413
†Oil States International	6,670	113,123
Patterson-UTI Energy	16,123	226,044
†Pioneer Energy Services	7,354	13,017
†ProPetro Holding	10,570	238,248
†RigNet	1,617	15,798
†Rowan Class A	15,208	164,094
RPC	14,752	168,320
Schlumberger	26,860	1,170,290
†SEACOR Holdings	2,936	124,134
†SEACOR Marine Holdings	2,951	39,278
†Select Energy Services Class A	17,227	207,069
†Superior Energy Services	16,774	78,335
TechnipFMC	11,307	265,941
†TETRA Technologies	6,536	15,294
†Tidewater	1,101	25,532
†Transocean	38,916	338,958
U.S. Silica Holdings	11,361	197,227
†Unit	7,473	106,416
		8,077,248
Entertainment–1.25%
Activision Blizzard	15,960	726,659
AMC Entertainment Holdings Class A	11,700	173,745
Cinemark Holdings	15,721	628,683
†IMAX	7,496	170,009
†Liberty Media-Liberty Braves Class A	594	16,596
†Liberty Media-Liberty Braves Class C	1,227	34,074
†Liberty Media-Liberty Formula One Class A	1,485	50,549
†Liberty Media-Liberty Formula One Class C	10,691	374,720

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
Lions Gate Entertainment Class A	5,974	$ 93,433
Lions Gate Entertainment Class B	12,124	183,072
†Live Nation Entertainment	15,171	963,965
†Madison Square Garden Class A	1,945	570,138
Marcus	3,838	153,712
†Netflix	6,481	2,310,865
†Reading International Class A	489	7,805
†Take-Two Interactive Software	3,820	360,494
Viacom Class A	300	9,735
Viacom Class B	26,734	750,423
Walt Disney	73,506	8,161,344
World Wrestling Entertainment Class A	3,541	307,288
†Zynga Class A	82,444	439,427
		16,486,736
Equity Real Estate Investment Trusts–0.02%
Alexander & Baldwin	9,552	243,003
		243,003
Food & Staples Retailing–1.31%
Andersons	4,370	140,845
Casey's General Stores	3,835	493,833
†Chefs' Warehouse	2,580	80,109
Costco Wholesale	18,878	4,571,119
Ingles Markets Class A	2,345	64,769
Kroger	59,636	1,467,046
†Natural Grocers by Vitamin Cottage	3,652	43,642
†Performance Food Group	10,338	409,798
PriceSmart	3,845	226,394
†Rite Aid	106,328	67,518
†Smart & Final Stores	8,129	40,157
SpartanNash	5,888	93,443
†Sprouts Farmers Market	18,502	398,533
Sysco	29,008	1,936,574
†U.S. Foods Holding	16,963	592,178
†United Natural Foods	6,297	83,246
Village Super Market Class A	618	16,890
Walgreens Boots Alliance	30,562	1,933,658
Walmart	46,391	4,524,514
Weis Markets	3,330	135,897
		17,320,163
Food Products–1.38%
Alico	234	6,367
Archer-Daniels-Midland	18,353	791,565
B&G Foods Class A	9,162	223,736
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Bunge	11,898	$ 631,427
Calavo Growers	1,666	139,694
Cal-Maine Foods	5,325	237,655
Campbell Soup	13,392	510,637
Conagra Brands	24,666	684,235
†Darling Ingredients	17,849	386,431
Dean Foods	10,300	31,209
†Farmer Brothers	400	8,004
Flowers Foods	26,330	561,356
Fresh Del Monte Produce	6,313	170,640
General Mills	29,451	1,524,089
†Hain Celestial Group	9,937	229,743
Hershey	8,647	992,935
Hormel Foods	14,127	632,324
†Hostess Brands	17,011	212,637
Ingredion	8,589	813,292
J&J Snack Foods	1,777	282,259
JM Smucker	5,519	642,963
John B Sanfilippo & Son	748	53,759
Kellogg	12,773	732,915
Kraft Heinz	17,183	561,025
Lamb Weston Holdings	5,100	382,194
Lancaster Colony	3,385	530,396
†Landec	1,935	23,762
McCormick & Co Non-Voting Shares	6,613	996,116
Mondelez International Class A	29,450	1,470,144
†Pilgrim's Pride	10,200	227,358
†Post Holdings	10,059	1,100,455
Sanderson Farms	3,338	440,082
Seaboard	14	59,986
†Simply Good Foods	7,603	156,546
†TreeHouse Foods	7,423	479,155
Tyson Foods Class A	17,589	1,221,204
		18,148,295
Gas Utilities–0.33%
Atmos Energy	5,568	573,114
Chesapeake Utilities	1,638	149,402
National Fuel Gas	8,672	528,645
New Jersey Resources	10,673	531,409
Northwest Natural Holding	3,733	244,997
ONE Gas	6,456	574,778
South Jersey Industries	7,029	225,420
Southwest Gas Holdings	4,816	396,164
Spire	5,436	447,328
UGI	11,119	616,215
		4,287,472
Health Care Equipment & Supplies–2.33%
Abbott Laboratories	31,461	2,514,992
†ABIOMED	1,827	521,773
†Align Technology	3,312	941,701

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†AngioDynamics	5,678	$ 129,799
Atrion	226	198,582
†Avanos Medical	7,052	300,979
Baxter International	12,140	987,103
Becton Dickinson & Co.	5,266	1,315,078
†Boston Scientific	19,203	737,011
Cantel Medical	4,304	287,895
CONMED	4,131	343,617
Cooper	1,674	495,789
†CryoLife	4,470	130,390
Danaher	12,593	1,662,528
Dentsply Sirona	9,397	465,997
†DexCom	1,908	227,243
†Edwards Lifesciences	8,379	1,603,154
†Globus Medical Class A	6,424	317,410
†Haemonetics	5,852	511,933
†Heska	496	42,220
Hill-Rom Holdings	5,864	620,763
†Hologic	23,305	1,127,962
†ICU Medical	1,303	311,847
†IDEXX Laboratories	4,918	1,099,665
†Inogen	1,392	132,755
†Insulet	1,200	114,108
†Integer Holdings	3,432	258,841
†Integra LifeSciences Holdings	6,337	353,098
†Intuitive Surgical	2,823	1,610,747
Invacare	4,463	37,355
†Lantheus Holdings	4,262	104,334
†LivaNova	3,945	383,651
†Masimo	6,795	939,613
Medtronic	27,945	2,545,231
Meridian Bioscience	6,320	111,295
†Merit Medical Systems	5,462	337,716
†Natus Medical	5,448	138,270
†Neogen	3,458	198,455
†NuVasive	4,122	234,088
†Nuvectra	1,144	12,595
†OraSure Technologies	3,636	40,541
†Orthofix Medical	3,349	188,917
†Penumbra	719	105,700
†Quidel	3,344	218,932
ResMed	7,991	830,824
†RTI Surgical	7,962	47,852
†SeaSpine Holdings	1,244	18,760
STERIS	3,834	490,867
Stryker	9,708	1,917,524
†Surmodics	1,196	52,002
Teleflex	1,582	478,017
†Varex Imaging	4,849	164,284
†Varian Medical Systems	5,277	747,856
West Pharmaceutical Services	3,226	355,505
†Wright Medical Group	5,622	176,812
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings	4,101	$ 523,698
		30,765,674
Health Care Providers & Services–2.63%
†Acadia Healthcare	9,522	279,090
†Addus HomeCare	1,963	124,827
†Amedisys	2,782	342,909
AmerisourceBergen	8,255	656,438
†AMN Healthcare Services	7,388	347,901
Anthem	9,169	2,631,320
†BioTelemetry	1,479	92,615
†Brookdale Senior Living	25,409	167,191
†Capital Senior Living	3,628	14,476
Cardinal Health	16,212	780,608
†Centene	15,140	803,934
Chemed	2,440	780,971
†Cigna	17,903	2,879,160
†Community Health Systems	21,088	78,658
†CorVel	4,063	265,070
†Covetrus	3,735	118,960
†Cross Country Healthcare	2,295	16,134
CVS Health	49,828	2,687,224
†DaVita	15,339	832,754
†Diplomat Pharmacy	12,617	73,305
Encompass Health	12,718	742,731
Ensign Group	7,140	365,497
†Hanger	4,881	92,983
HCA Healthcare	10,605	1,382,680
†HealthEquity	1,093	80,860
†Henry Schein	9,338	561,307
Humana	5,747	1,528,702
†Laboratory Corp of America Holdings	7,556	1,155,917
†LHC Group	3,706	410,847
†Magellan Health	4,141	272,975
McKesson	11,235	1,315,169
†MEDNAX	8,411	228,527
†Molina Healthcare	4,978	706,677
National HealthCare	2,324	176,345
Owens & Minor	8,370	34,317
Patterson	12,944	282,826
†Premier Class A	5,449	187,936
†Providence Service	1,930	128,577
Quest Diagnostics	11,426	1,027,426
†Quorum Health	5,272	7,381
†Select Medical Holdings	20,300	286,027
†Surgery Partners	5,182	58,453
†Tenet Healthcare	15,569	449,010
†Tivity Health	7,287	127,960
†Triple-S Management Class B	3,127	71,358
U.S. Physical Therapy	1,600	168,048
UnitedHealth Group	28,971	7,163,369

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Universal Health Services Class B	8,291	$ 1,109,087
†WellCare Health Plans	2,162	583,199
		34,679,736
Health Care Technology–0.20%
†Allscripts Healthcare Solutions	29,962	285,838
†Cerner	11,856	678,282
Computer Programs & Systems	971	28,829
†Evolent Health Class A	10,070	126,681
†HealthStream	2,606	73,124
†HMS Holdings	8,554	253,284
†Medidata Solutions	1,250	91,550
†NextGen Healthcare	11,562	194,588
†Omnicell	3,102	250,766
†Teladoc Health	1,027	57,101
†Veeva Systems Class A	4,571	579,877
		2,619,920
Hotels, Restaurants & Leisure–2.37%
Aramark	21,338	630,538
BBX Capital	2,645	15,658
†Belmond Class A	12,445	310,254
†Biglari Holdings Class B	1	141
BJ's Restaurants	3,790	179,191
Bloomin' Brands	11,903	243,416
Boyd Gaming	3,668	100,357
Brinker International	6,684	296,636
†Caesars Entertainment	3,390	29,459
Carnival	13,164	667,678
†Carrols Restaurant Group	5,537	55,204
Cheesecake Factory	6,977	341,315
†Chipotle Mexican Grill	805	571,800
Choice Hotels International	7,826	608,393
Churchill Downs	3,693	333,330
†Chuy's Holdings	1,400	31,878
Cracker Barrel Old Country Store	3,884	627,693
Darden Restaurants	5,562	675,616
Dave & Buster's Entertainment	4,590	228,903
†Del Frisco's Restaurant Group	2,666	17,089
†Denny's	10,416	191,134
Dine Brands Global	3,027	276,335
Domino's Pizza	2,459	634,668
Dunkin' Brands Group	8,637	648,639
†El Pollo Loco Holdings	3,990	51,910
†Eldorado Resorts	4,680	218,509
†Fiesta Restaurant Group	2,409	31,582
†Hilton Grand Vacations	6,174	190,468
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings	10,382	$ 862,848
Hyatt Hotels Class A	2,033	147,535
International Game Technology	10,873	141,240
Jack in the Box	4,071	329,995
Las Vegas Sands	20,747	1,264,737
Marriott International Class A	9,978	1,248,148
Marriott Vacations Worldwide	6,094	569,789
McDonald's	24,511	4,654,639
MGM Resorts International	16,524	424,006
†Norwegian Cruise Line Holdings	13,242	727,780
Papa John's International	4,299	227,632
†Penn National Gaming	6,600	132,660
†Planet Fitness Class A	8,820	606,110
†Playa Hotels & Resorts	2,978	22,722
†Red Robin Gourmet Burgers	2,551	73,494
Red Rock Resorts Class A	8,254	213,366
Royal Caribbean Cruises	6,124	701,933
Ruth's Hospitality Group	5,354	137,009
†Scientific Games Class A	7,878	160,869
†SeaWorld Entertainment	7,588	195,467
Six Flags Entertainment	7,468	368,546
Speedway Motorsports	5,420	78,427
Starbucks	73,243	5,444,885
Texas Roadhouse	9,489	590,121
Vail Resorts	2,220	482,406
Wendy's	33,904	606,543
Wingstop	3,463	263,292
Wyndham Destinations	8,697	352,142
Wyndham Hotels & Resorts	8,697	434,763
Wynn Resorts	2,238	267,038
Yum Brands	12,700	1,267,587
		31,205,523
Household Durables–0.85%
†Beazer Homes USA	1,618	18,623
†Cavco Industries	1,458	171,359
†Century Communities	7,213	172,896
DR Horton	23,627	977,685
Ethan Allen Interiors	3,617	69,193
Flexsteel Industries	262	6,076
Garmin	10,598	915,137
†GoPro Class A	2,300	14,950
†Green Brick Partners	1,200	10,500
Hamilton Beach Brands Holding Class A	400	8,584
†Helen of Troy	2,994	347,184
Hooker Furniture	1,803	51,981

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Installed Building Products	2,299	$ 111,502
†iRobot	1,300	152,997
KB Home	11,824	285,786
La-Z-Boy	7,762	256,068
Leggett & Platt	12,560	530,283
Lennar Class A	12,717	624,278
Lennar Class B	513	20,069
†LGI Homes	1,650	99,396
Libbey	2,727	7,745
†M/I Homes	4,399	117,101
MDC Holdings	9,936	288,740
†Meritage Homes	6,285	281,002
†Mohawk Industries	3,627	457,546
Newell Brands	10,479	160,748
†NVR	399	1,104,033
PulteGroup	27,725	775,191
Skyline Champion	8,581	163,039
†Taylor Morrison Home Class A	12,603	223,703
†Tempur Sealy International	7,403	426,931
Toll Brothers	11,620	420,644
†TopBuild	6,278	406,940
†TRI Pointe Group	24,489	309,541
Tupperware Brands	6,114	156,396
†Universal Electronics	1,276	47,403
Whirlpool	6,814	905,512
†William Lyon Homes Class A	2,599	39,947
†ZAGG	1,799	16,317
		11,153,026
Household Products–1.17%
†Central Garden & Pet Class A	5,487	127,573
Church & Dwight	13,332	949,638
Clorox	8,441	1,354,443
Colgate-Palmolive	31,424	2,153,801
Energizer Holdings	6,574	295,370
Kimberly-Clark	14,519	1,798,904
Procter & Gamble	78,688	8,187,486
Spectrum Brands Holdings	6,942	380,283
WD-40	1,305	221,119
		15,468,617
Independent Power and Renewable Electricity Producers–0.24%
AES	39,067	706,332
Atlantica Yield	13,420	261,153
Clearway Energy Class A	4,200	61,068
Clearway Energy Class C	7,003	105,815
NRG Energy	21,456	911,451
Ormat Technologies	5,007	276,136
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
Pattern Energy Group Class A	12,656	$ 278,432
Vistra Energy	21,364	556,105
		3,156,492
Industrial Conglomerates–1.06%
3M	27,842	5,785,011
Carlisle	5,516	676,372
General Electric	177,049	1,768,719
Honeywell International	29,692	4,718,653
Raven Industries	2,462	94,467
Roper Technologies	2,662	910,324
		13,953,546
Insurance–2.92%
Aflac	34,144	1,707,200
†Alleghany	671	410,920
Allstate	14,910	1,404,224
†Ambac Financial Group	5,809	105,259
American Equity Investment Life Holding	7,892	213,242
American Financial Group	3,774	363,097
American International Group	26,967	1,161,199
American National Insurance	2,184	263,871
AMERISAFE	3,206	190,436
Aon	10,160	1,734,312
†Arch Capital Group	18,234	589,323
Argo Group International Holdings	4,555	321,856
Arthur J. Gallagher & Co.	13,473	1,052,241
Assurant	5,375	510,141
Assured Guaranty	11,085	492,507
†Athene Holding Class A	5,851	238,721
Axis Capital Holdings	7,323	401,154
†Brighthouse Financial	8,990	326,247
Brown & Brown	22,174	654,355
Chubb	14,026	1,964,762
Cincinnati Financial	7,786	668,818
CNA Financial	2,638	114,357
†eHealth	3,420	213,203
Employers Holdings	4,584	183,864
†Enstar Group	1,331	231,594
Erie Indemnity Class A	3,064	546,985
Everest Re Group	1,823	393,695
FBL Financial Group Class A	2,774	173,985
FedNat Holding	2,034	32,625
Fidelity National Financial	10,970	400,954
First American Financial	13,738	707,507
†Genworth Financial Class A	43,794	167,731

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Greenlight Capital Re Class A	4,459	$ 48,469
Hanover Insurance Group	4,661	532,146
Hartford Financial Services Group	15,874	789,255
HCI Group	2,595	110,884
Heritage Insurance Holdings	3,747	54,706
Horace Mann Educators	5,165	181,860
Independence Holding	300	10,575
James River Group Holdings	5,386	215,871
Kemper	8,606	655,261
Loews	14,354	687,987
Maiden Holdings	12,125	9,005
†Markel	627	624,643
Marsh & McLennan	25,038	2,351,068
Mercury General	6,071	303,975
MetLife	21,288	906,230
National General Holdings	10,842	257,281
National Western Life Group Class A	415	108,925
Navigators Group	4,398	307,288
Old Republic International	27,874	583,124
Primerica	7,888	963,519
Principal Financial Group	24,023	1,205,714
ProAssurance	8,511	294,566
Progressive	16,390	1,181,555
Prudential Financial	11,886	1,092,086
Reinsurance Group of America	3,077	436,873
RenaissanceRe Holdings	3,891	558,359
RLI	3,097	222,210
Safety Insurance Group	2,774	241,726
Selective Insurance Group	7,063	446,947
State Auto Financial	6,451	212,367
Stewart Information Services	3,350	143,012
†Third Point Reinsurance	13,203	137,047
Torchmark	4,659	381,805
Travelers	14,693	2,015,292
United Fire Group	3,480	152,111
United Insurance Holdings	4,888	77,719
Universal Insurance Holdings	7,335	227,385
Unum Group	9,122	308,597
White Mountains Insurance Group	507	469,218
Willis Towers Watson	2,711	476,187
WR Berkley	7,291	617,694
		38,540,927
Interactive Media & Services–2.36%
†Alphabet Class A	7,226	8,504,207
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Alphabet Class C	7,524	$ 8,827,984
†ANGI Homeservices Class A	2,100	32,424
†Cars.com	8,684	197,995
†DHI Group	5,517	13,406
†Facebook Class A	66,556	11,094,220
†InterActiveCorp	3,063	643,567
†Liberty TripAdvisor Holdings Class A	10,113	143,503
Match Group	7,041	398,591
†QuinStreet	3,909	52,342
†Snap Class A	4,200	46,284
†TrueCar	10,819	71,838
†Twitter	17,055	560,768
†Yelp	6,349	219,041
†Zedge Class B	1,132	2,015
†Zillow Group Class A	4,254	145,487
†Zillow Group Class C	5,985	207,919
		31,161,591
Internet & Direct Marketing Retail–3.16%
†1-800-Flowers.com Class A	5,253	95,762
†Amazon.com	18,776	33,435,362
†Booking Holdings	1,902	3,318,819
eBay	39,388	1,462,870
†Etsy	3,097	208,180
Expedia Group	3,649	434,231
†FTD	4,356	2,222
†Groupon	36,475	129,486
†GrubHub	5,087	353,394
†Lands' End	2,926	48,601
†Liberty Expedia Holdings Class A	5,844	250,123
†Liquidity Services	356	2,745
PetMed Express	1,000	22,780
†Quotient Technology	10,979	108,363
†Qurate Retail	23,614	377,352
†Shutterfly	4,144	168,412
Shutterstock	1,235	57,588
†Stamps.com	1,566	127,488
†TripAdvisor	8,010	412,115
†Wayfair Class A	4,101	608,793
		41,624,686
IT Services–5.01%
Accenture Class A	27,324	4,809,570
†Akamai Technologies	9,655	692,360
Alliance Data Systems	4,827	844,628
Amdocs	10,852	587,202
Automatic Data Processing	23,070	3,685,202
†Black Knight	7,495	408,478
Booz Allen Hamilton Holding	17,715	1,029,950

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Broadridge Financial Solutions	9,459	$ 980,804
†CACI International Class A	3,716	676,386
†Carbonite	4,619	114,597
†Cardtronics Class A	8,238	293,108
Cass Information Systems	1,874	88,640
Cognizant Technology Solutions Class A	14,788	1,071,391
†Conduent	18,114	250,517
†CoreLogic	11,629	433,297
CSG Systems International	5,410	228,843
DXC Technology	9,001	578,854
†Endurance International Group Holdings	7,841	56,847
†EPAM Systems	2,057	347,900
†Euronet Worldwide	5,965	850,549
EVERTEC	11,471	319,009
†ExlService Holdings	3,626	217,633
Fidelity National Information Services	10,239	1,158,031
†First Data Class A	7,401	194,424
†Fiserv	24,198	2,136,199
†FleetCor Technologies	4,616	1,138,259
†Gartner	1,117	169,427
Genpact	15,431	542,863
Global Payments	6,238	851,612
†GoDaddy Class A	1,881	141,432
†GTT Communications	5,749	199,490
Hackett Group	2,613	41,285
†Internap	1,580	7,837
International Business Machines	43,938	6,199,652
Jack Henry & Associates	5,618	779,441
Leidos Holdings	7,833	502,017
†Limelight Networks	5,104	16,486
†LiveRamp Holdings	9,820	535,877
†Luxoft Holding	2,966	174,134
ManTech International Class A	3,157	170,541
Mastercard Class A	42,500	10,006,625
MAXIMUS	8,374	594,387
†MoneyGram International	1,616	3,297
NIC	6,405	109,461
†Okta	2,451	202,771
Paychex	18,217	1,461,003
†PayPal Holdings	19,280	2,002,035
†Perficient	3,999	109,533
Perspecta	5,440	109,997
Presidio	8,762	129,678
Sabre	24,774	529,916
Science Applications International	6,116	470,626
†Square Class A	4,058	304,025
†Sykes Enterprises	6,187	174,968
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Total System Services	12,198	$ 1,158,932
Travelport Worldwide	9,208	144,842
TTEC Holdings	5,612	203,323
†Twilio Class A	2,382	307,707
†Unisys	5,740	66,986
†VeriSign	5,960	1,082,098
†Virtusa	3,607	192,794
Visa Class A	70,806	11,059,189
Western Union	30,455	562,504
†WEX	4,036	774,872
†Worldpay Class A	6,755	766,692
		66,053,033
Leisure Products–0.22%
Acushnet Holdings	10,189	235,774
†American Outdoor Brands	8,067	75,346
Brunswick	11,643	585,992
Callaway Golf	15,653	249,352
Hasbro	9,226	784,395
Johnson Outdoors Class A	842	60,085
†Malibu Boats Class A	3,566	141,142
†Mattel	13,824	179,712
†Nautilus	4,229	23,513
Polaris Industries	5,726	483,446
†Vista Outdoor	7,301	58,481
		2,877,238
Life Sciences Tools & Services–0.98%
Agilent Technologies	7,921	636,690
†Bio-Rad Laboratories Class A	1,816	555,115
Bio-Techne	3,020	599,621
Bruker	15,441	593,552
†Cambrex	5,069	196,931
†Charles River Laboratories International	7,518	1,091,989
†Enzo Biochem	4,600	12,558
†Illumina	3,335	1,036,151
†IQVIA Holdings	5,727	823,829
Luminex	4,176	96,090
†Medpace Holdings	3,967	233,934
†Mettler-Toledo International	2,175	1,572,525
PerkinElmer	5,921	570,547
†PRA Health Sciences	4,979	549,134
†Syneos Health	7,453	385,767
Thermo Fisher Scientific	10,126	2,771,689
†Waters	4,541	1,143,015
		12,869,137
Machinery–2.97%
Actuant Class A	7,069	172,271
AGCO	11,162	776,317
Alamo Group	1,868	186,688

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Albany International Class A	2,740	$ 196,157
Allison Transmission Holdings	19,350	869,202
Altra Industrial Motion	5,435	168,757
Astec Industries	3,444	130,045
Barnes Group	7,276	374,059
Briggs & Stratton	6,831	80,811
Caterpillar	25,731	3,486,293
†Chart Industries	3,942	356,830
†CIRCOR International	2,161	70,449
†Colfax	13,541	401,897
Columbus McKinnon	3,989	137,022
Crane	5,256	444,763
Cummins	10,111	1,596,224
Deere & Co.	14,937	2,387,530
Donaldson	14,837	742,740
Douglas Dynamics	3,817	145,313
Dover	13,519	1,268,082
EnPro Industries	3,111	200,504
ESCO Technologies	2,378	159,397
Federal Signal	9,771	253,948
Flowserve	11,478	518,117
Fortive	7,810	655,181
Franklin Electric	6,304	322,071
†Gardner Denver Holdings	6,192	172,199
Global Brass & Copper Holdings	3,564	122,744
Gorman-Rupp	3,528	119,740
Graco	15,750	779,940
Greenbrier	6,320	203,694
†Harsco	14,587	294,074
Hillenbrand	9,705	403,049
Hyster-Yale Materials Handling	2,265	141,245
IDEX	4,443	674,181
Illinois Tool Works	16,909	2,426,949
Ingersoll-Rand	10,399	1,122,572
ITT	10,472	607,376
John Bean Technologies	3,731	342,842
Kadant	1,257	110,566
Kennametal	9,700	356,475
†LB Foster Class A	1,339	25,200
Lincoln Electric Holdings	6,053	507,665
Lindsay	1,158	112,083
†Lydall	4,164	97,687
†Manitowoc	5,279	86,628
†Meritor	14,282	290,639
†Middleby	3,797	493,724
†Milacron Holdings	9,815	111,106
Mueller Industries	7,847	245,925
Mueller Water Products Class A	19,692	197,708
†Navistar International	9,723	314,053
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
NN	2,981	$ 22,328
Nordson	4,662	617,808
Oshkosh	9,083	682,406
PACCAR	21,543	1,467,940
Parker-Hannifin	6,409	1,099,913
Park-Ohio Holdings	801	25,936
Pentair	8,996	400,412
†Proto Labs	1,861	195,665
†RBC Bearings	2,276	289,439
REV Group	7,071	77,427
†Rexnord	13,942	350,502
Snap-on	4,695	734,861
Spartan Motors	3,500	30,905
†SPX	6,138	213,541
†SPX FLOW	6,438	205,372
Standex International	1,405	103,127
Stanley Black & Decker	5,161	702,773
Sun Hydraulics	4,904	228,085
Tennant	2,245	139,392
Terex	9,992	321,043
Timken	8,361	364,707
Titan International	4,215	25,163
Toro	10,402	716,074
†TriMas	5,477	165,570
Trinity Industries	14,172	307,958
Wabash National	13,252	179,565
†WABCO Holdings	4,566	601,936
Wabtec	7,020	517,514
Watts Water Technologies Class A	2,752	222,417
†Welbilt	20,316	332,776
Woodward	6,253	593,347
Xylem	10,270	811,741
		39,208,375
Marine–0.06%
Costamare	10,400	54,080
†Genco Shipping & Trading	1,685	12,570
†Kirby	5,754	432,183
Matson	7,118	256,889
Scorpio Bulkers	16,053	61,643
		817,365
Media–1.82%
Altice USA Class A	9,712	208,614
†AMC Networks Class A	4,165	236,405
Cable One	819	803,750
CBS Class B	19,875	944,659
†Charter Communications Class A	7,774	2,696,878
†Clear Channel Outdoor Holdings Class A	2,039	10,909
Comcast Class A	198,465	7,934,631
†comScore	6,307	127,717

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Discovery Class A	16,083	$ 434,563
†Discovery Class C	18,277	464,601
†DISH Network Class A	12,793	405,410
Emerald Expositions Events	7,655	97,219
Entercom Communications Class A	18,467	96,952
Entravision Communications Class A	11,605	37,600
EW Scripps Class A	6,953	146,013
†Fox Class A	17,665	648,482
†Fox Class B	5,860	210,257
Gannett	23,631	249,071
†GCI Liberty Class A	11,489	638,903
†Gray Television	12,929	276,163
Interpublic Group	34,910	733,459
John Wiley & Sons Class A	8,331	368,397
†Liberty Broadband Class A	1,624	148,823
†Liberty Broadband Class C	5,861	537,688
†Liberty Media-Liberty SiriusXM Class A	5,940	226,789
†Liberty Media-Liberty SiriusXM Class C	12,277	469,473
Meredith	4,281	236,568
†MSG Networks Class A	7,386	160,646
National CineMedia	6,797	47,919
New Media Investment Group	7,846	82,383
New York Times Class A	15,478	508,452
News Class A	30,416	378,375
News Class B	8,371	104,554
Nexstar Media Group Class A	5,697	617,384
Omnicom Group	14,332	1,046,093
Scholastic	4,716	187,508
Sinclair Broadcast Group Class A	9,958	383,184
Sirius XM Holdings	68,041	385,792
TEGNA	26,053	367,347
Tribune Media Class A	5,496	253,585
†Tribune Publishing	2,738	32,281
		23,945,497
Metals & Mining–0.70%
†AK Steel Holding	26,497	72,867
†Alcoa	18,767	528,479
†Allegheny Technologies	11,771	300,984
Carpenter Technology	7,558	346,534
†Century Aluminum	19,579	173,861
Cleveland-Cliffs	18,689	186,703
†Coeur Mining	44,499	181,556
Commercial Metals	17,961	306,774
Compass Minerals International	6,373	346,500
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Ferroglobe	12,975	$ 26,599
Freeport-McMoRan	96,351	1,241,964
Haynes International	1,268	41,628
Hecla Mining	58,317	134,129
Kaiser Aluminum	1,961	205,376
Materion	3,100	176,886
Newmont Mining	13,741	491,516
Nucor	20,697	1,207,670
Reliance Steel & Aluminum	6,581	594,001
Royal Gold	5,496	499,751
†Ryerson Holding	607	5,196
Schnitzer Steel Industries Class A	2,756	66,144
Southern Copper	3,216	127,611
Steel Dynamics	21,496	758,164
†SunCoke Energy	15,427	130,975
†TimkenSteel	6,778	73,609
United States Steel	19,736	384,655
Warrior Met Coal	8,374	254,570
Worthington Industries	8,534	318,489
		9,183,191
Multiline Retail–0.72%
Big Lots	8,831	335,755
Dillard's Class A	4,526	325,962
Dollar General	13,319	1,588,957
†Dollar Tree	12,823	1,346,928
†Fred's Class A	5,241	12,945
†JC Penney	41,484	61,811
Kohl's	24,135	1,659,764
Macy's	41,432	995,611
Nordstrom	14,481	642,667
†Ollie's Bargain Outlet Holdings	3,936	335,859
Target	27,584	2,213,892
		9,520,151
Multi-Utilities–0.87%
Ameren	14,689	1,080,376
Avista	8,017	325,650
Black Hills	4,628	342,796
CenterPoint Energy	22,804	700,083
CMS Energy	16,911	939,237
Consolidated Edison	10,269	870,914
Dominion Energy	28,952	2,219,460
DTE Energy	6,090	759,666
MDU Resources Group	18,965	489,866
NiSource	16,856	483,093
NorthWestern	5,837	410,983
Public Service Enterprise Group	16,849	1,000,999
Sempra Energy	6,916	870,448
Unitil	1,492	80,822

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
WEC Energy Group	11,137	$ 880,714
		11,455,107
Oil, Gas & Consumable Fuels–4.01%
Anadarko Petroleum	11,224	510,468
†Antero Resources	21,428	189,209
Apache	24,746	857,696
Arch Coal Class A	2,884	263,223
†Bonanza Creek Energy	1,747	39,639
Cabot Oil & Gas	15,832	413,215
†Callon Petroleum	35,199	265,752
†Carrizo Oil & Gas	10,989	137,033
†Centennial Resource Development Class A	22,272	195,771
†Cheniere Energy	15,082	1,031,005
†Chesapeake Energy	118,818	368,336
Chevron	61,474	7,572,367
Cimarex Energy	6,236	435,896
†Clean Energy Fuels	25,088	77,522
†CNX Resources	25,034	269,616
Concho Resources	9,895	1,097,949
ConocoPhillips	40,323	2,691,157
†CONSOL Energy	4,705	161,005
†Continental Resources	6,219	278,425
CVR Energy	8,133	335,080
Delek US Holdings	14,079	512,757
†Denbury Resources	86,541	177,409
Devon Energy	18,010	568,396
DHT Holdings	14,019	62,525
Diamondback Energy	8,007	812,951
†Dorian LPG	650	4,173
Encana	15,874	114,928
EnLink Midstream, LLC	16,124	206,065
EOG Resources	19,888	1,892,940
†EP Energy Class A	16,914	4,398
EQT	9,410	195,163
†Equitrans Midstream	7,528	163,960
†Extraction Oil & Gas	10,861	45,942
Exxon Mobil	132,652	10,718,282
GasLog	10,365	180,973
Green Plains	4,898	81,699
†Gulfport Energy	21,110	169,302
†Halcon Resources	8,065	10,888
Hess	11,154	671,805
†HighPoint Resources	18,721	41,373
HollyFrontier	16,197	798,026
†International Seaways	3,390	58,105
Kinder Morgan	60,700	1,214,607
Kosmos Energy	44,165	275,148
†Laredo Petroleum	29,564	91,353
Marathon Oil	43,550	727,720
Marathon Petroleum	30,801	1,843,440
†Matador Resources	13,122	253,648
Murphy Oil	18,269	535,282
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
NACCO Industries Class A	200	$ 7,644
Noble Energy	20,258	500,980
†Northern Oil and Gas	17,124	46,920
†Oasis Petroleum	35,805	216,262
Occidental Petroleum	25,971	1,719,280
ONEOK	10,917	762,443
Panhandle Oil and Gas Class A	1,806	28,354
†Par Pacific Holdings	6,529	116,281
†Parsley Energy Class A	14,853	286,663
PBF Energy Class A	14,133	440,102
†PDC Energy	7,821	318,158
Peabody Energy	15,632	442,855
†Penn Virginia	1,279	56,404
Phillips 66	9,511	905,162
Pioneer Natural Resources	6,800	1,035,504
†QEP Resources	26,620	207,370
Range Resources	18,226	204,860
†Renewable Energy Group	5,557	122,032
†REX American Resources	1,042	83,996
†Ring Energy	3,975	23,333
Scorpio Tankers	6,760	134,118
SemGroup Class A	14,800	218,152
Ship Finance International	19,649	242,469
SM Energy	18,345	320,854
†Southwestern Energy	38,753	181,752
†SRC Energy	28,490	145,869
†Talos Energy	7,201	191,259
Targa Resources	14,043	583,487
Teekay	13,659	53,543
†Ultra Petroleum	9,976	6,085
Valero Energy	19,970	1,694,055
†W&T Offshore	13,431	92,674
†Whiting Petroleum	14,346	375,004
Williams	24,910	715,415
World Fuel Services	12,152	351,071
†WPX Energy	32,521	426,350
		52,880,382
Paper & Forest Products–0.13%
Boise Cascade	5,938	158,901
†Clearwater Paper	2,473	48,174
Domtar	8,467	420,387
Louisiana-Pacific	18,790	458,100
Mercer International	10,372	140,126
Neenah	2,359	151,825
PH Glatfelter	4,944	69,809
Resolute Forest Products	7,351	58,073
Schweitzer-Mauduit International	4,384	169,749
†Verso Class A	4,244	90,906
		1,766,050

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.33%
†Avon Products	40,949	$ 120,390
Coty Class A	33,297	382,915
†Edgewell Personal Care	5,853	256,888
Estee Lauder Class A	10,818	1,790,920
†Herbalife Nutrition	9,618	509,658
Inter Parfums	3,508	266,152
Medifast	1,745	222,575
Natural Health Trends	1,722	22,317
Nu Skin Enterprises Class A	9,513	455,292
†Revlon Class A	4,768	92,404
†USANA Health Sciences	2,793	234,249
		4,353,760
Pharmaceuticals–3.32%
†Akorn	9,574	33,701
Allergan	10,435	1,527,788
†Amphastar Pharmaceuticals	7,904	161,479
†ANI Pharmaceuticals	738	52,059
†Assertio Therapeutics	3,876	19,651
Bristol-Myers Squibb	33,192	1,583,590
†Catalent	17,323	703,141
†Corcept Therapeutics	8,642	101,457
†Cymabay Therapeutics	5,176	68,737
†Elanco Animal Health	18,657	598,330
Eli Lilly & Co.	26,273	3,409,185
†Endo International	19,354	155,413
†Horizon Pharma	15,728	415,691
†Innoviva	12,944	181,604
†Intra-Cellular Therapies	5,388	65,626
†Jazz Pharmaceuticals	3,133	447,862
Johnson & Johnson	102,968	14,393,897
†Lannett	7,113	55,979
†Mallinckrodt	12,633	274,641
Merck & Co.	82,289	6,843,976
†Mylan	14,969	424,221
†Nektar Therapeutics	2,463	82,757
†Otonomy	619	1,628
Perrigo	5,367	258,475
Pfizer	193,779	8,229,794
Phibro Animal Health Class A	1,442	47,586
†Prestige Consumer Healthcare	6,536	195,492
†Supernus Pharmaceuticals	3,800	133,152
Taro Pharmaceutical Industries	3,413	368,911
Zoetis	26,932	2,711,244
†Zogenix	4,371	240,449
		43,787,516
Professional Services–0.70%
†ASGN	6,674	423,732
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Barrett Business Services	300	$ 23,199
†CBIZ	10,674	216,042
†CoStar Group	768	358,211
Equifax	7,445	882,232
Exponent	5,116	295,296
Forrester Research	2,034	98,344
†Franklin Covey	993	25,123
†FTI Consulting	6,170	473,979
†GP Strategies	1,772	21,530
Heidrick & Struggles International	2,100	80,493
†Huron Consulting Group	2,990	141,188
ICF International	2,478	188,526
†InnerWorkings	2,041	7,388
Insperity	6,610	817,393
Kelly Services Class A	7,992	176,304
Kforce	4,767	167,417
Korn/Ferry International	6,340	283,905
ManpowerGroup	9,027	746,443
†Mistras Group	3,448	47,617
Navigant Consulting	9,322	181,499
Nielsen Holdings	18,787	444,688
Resources Connection	4,071	67,334
Robert Half International	9,812	639,350
TransUnion	1,042	69,647
†TriNet Group	8,091	483,356
†TrueBlue	5,561	131,462
Verisk Analytics Class A	12,218	1,624,994
†WageWorks	2,359	89,076
		9,205,768
Real Estate Management & Development–0.30%
†Altisource Portfolio Solutions S.A.	2,089	49,446
†CBRE Group Class A	23,540	1,164,053
†Forestar Group	476	8,230
†FRP Holdings	631	30,017
HFF Class A	5,680	271,220
†Howard Hughes	4,225	464,750
Jones Lang LaSalle	3,795	585,113
Kennedy-Wilson Holdings	16,113	344,657
†Marcus & Millichap	6,542	266,456
Newmark Group Class A	20,238	168,785
†Rafael Holdings Class B	1,698	21,480
RE/MAX Holdings Class A	3,948	152,156
Realogy Holdings	18,390	209,646
RMR Group Class A	862	52,565
†St Joe	10,227	168,643
†Tejon Ranch	2,365	41,624
		3,998,841
Road & Rail–1.37%
AMERCO	1,614	599,617
ArcBest	3,735	115,001

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†Avis Budget Group	12,271	$ 427,767
†Covenant Transportation Group Class A	3,400	64,532
CSX	36,467	2,728,461
†Genesee & Wyoming Class A	5,867	511,250
Heartland Express	13,599	262,189
†Hertz Global Holdings	10,281	178,581
JB Hunt Transport Services	8,140	824,501
Kansas City Southern	9,338	1,083,021
Knight-Swift Transportation Holdings	8,907	291,081
Landstar System	5,452	596,394
Marten Transport	7,936	141,499
Norfolk Southern	13,859	2,590,108
Old Dominion Freight Line	7,334	1,058,956
Ryder System	9,718	602,419
†Saia	3,643	222,587
Schneider National Class B	12,607	265,377
Union Pacific	29,865	4,993,428
Universal Logistics Holdings	2,500	49,200
†USA Truck	1,448	20,909
Werner Enterprises	12,297	419,943
†YRC Worldwide	1,455	9,734
		18,056,555
Semiconductors & Semiconductor Equipment–3.93%
†Advanced Energy Industries	5,778	287,051
†Advanced Micro Devices	18,799	479,750
†Alpha & Omega Semiconductor	1,200	13,812
†Ambarella	3,562	153,878
†Amkor Technology	37,829	323,060
Analog Devices	5,594	588,880
Applied Materials	33,111	1,313,182
†Axcelis Technologies	6,725	135,307
Broadcom	8,430	2,534,985
Brooks Automation	9,566	280,571
Cabot Microelectronics	3,008	336,776
†CEVA	2,353	63,437
†Cirrus Logic	8,845	372,109
Cohu	4,934	72,777
†Cree	10,967	627,532
Cypress Semiconductor	32,772	488,958
†Diodes	7,611	264,102
†DSP Group	4,368	61,458
Entegris	15,222	543,273
†First Solar	9,258	489,193
†FormFactor	7,433	119,597
†Inphi	2,993	130,914
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Integrated Device Technology	11,976	$ 586,704
Intel	253,296	13,601,995
KLA-Tencor	12,919	1,542,658
Kulicke & Soffa Industries	6,090	134,650
Lam Research	6,878	1,231,231
†Lattice Semiconductor	17,582	209,753
†MACOM Technology Solutions Holdings	10,195	170,358
Marvell Technology Group	28,234	561,574
Maxim Integrated Products	11,953	635,541
†MaxLinear Class A	6,970	177,944
Microchip Technology	10,103	838,145
†Micron Technology	71,704	2,963,526
MKS Instruments	6,800	632,740
Monolithic Power Systems	1,222	165,569
†Nanometrics	2,667	82,357
†NeoPhotonics	2,126	13,373
NVE	50	4,895
NVIDIA	24,742	4,442,674
†ON Semiconductor	41,688	857,522
†PDF Solutions	3,040	37,544
†Photronics	5,636	53,260
Power Integrations	3,814	266,751
†Qorvo	6,407	459,574
QUALCOMM	28,785	1,641,609
†Rambus	17,462	182,478
†Rudolph Technologies	4,102	93,526
†Semtech	6,166	313,911
†Sigma Designs	1,968	316
†Silicon Laboratories	1,698	137,300
Skyworks Solutions	11,238	926,910
†SMART Global Holdings	4,360	83,712
†SolarEdge Technologies	6,024	226,984
†Synaptics	7,015	278,846
Teradyne	15,372	612,420
Texas Instruments	46,804	4,964,500
†Ultra Clean Holdings	2,793	28,908
Universal Display	2,731	417,433
†Veeco Instruments	6,193	67,132
Versum Materials	8,954	450,476
Xilinx	14,519	1,840,864
Xperi	7,199	168,457
		51,786,722
Software–4.93%
†ACI Worldwide	11,385	374,225
†Adobe Systems	9,671	2,577,225
†Alarm.com Holdings	2,786	180,811
†ANSYS	3,253	594,356
†Aspen Technology	7,425	774,130
†Atlassian Class A	1,472	165,438
†Autodesk	4,667	727,212

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Avaya Holdings	8,219	$ 138,326
Blackbaud	4,439	353,921
†Cadence Design Systems	15,371	976,212
CDK Global	9,277	545,673
†Cision	3,057	42,095
Citrix Systems	8,053	802,562
†CommVault Systems	1,800	116,532
Ebix	3,512	173,387
†Electronic Arts	8,451	858,875
†Ellie Mae	801	79,051
†Envestnet	1,992	130,257
†Fair Isaac	3,439	934,136
†Fortinet	3,418	287,009
†Globant	250	17,850
†Guidewire Software	2,853	277,197
†HubSpot	1,237	205,602
Intuit	13,252	3,464,205
j2 Global	6,291	544,801
LogMeIn	4,791	383,759
†Manhattan Associates	8,875	489,101
Microsoft	279,479	32,961,753
†MicroStrategy Class A	1,106	159,541
Monotype Imaging Holdings	3,104	61,739
†New Relic	1,830	180,621
†Nuance Communications	30,262	512,336
†Nutanix Class A	3,319	125,259
†OneSpan	3,332	64,041
Oracle	78,755	4,229,931
†Palo Alto Networks	1,493	362,620
†Paycom Software	4,540	858,650
†Paylocity Holding	1,071	95,522
Pegasystems	3,592	233,480
Progress Software	4,679	207,607
†Proofpoint	637	77,351
†PTC	2,065	190,352
QAD Class A	1,105	47,592
†Qualys	453	37,481
†RealPage	4,008	243,246
†Red Hat	9,877	1,804,528
†RingCentral Class A	402	43,336
†salesforce.com	7,597	1,203,137
Sapiens International	854	13,049
†Seachange International	2,000	2,660
†ServiceNow	2,218	546,715
†Splunk	2,645	329,567
SS&C Technologies Holdings	10,872	692,438
Symantec	8,527	196,036
†Synchronoss Technologies	4,423	26,892
†Synopsys	3,261	375,504
†Tableau Software Class A	2,254	286,889
†Telenav	2,300	13,961
†Teradata	13,485	588,620
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
TiVo	16,231	$ 151,273
†Trade Desk Class A	863	170,831
†Tyler Technologies	1,278	261,223
†Ultimate Software Group	685	226,139
†Verint Systems	5,416	324,202
VMware Class A	1,975	356,507
†Workday Class A	1,507	290,625
†Zendesk	3,338	283,730
		65,050,932
Specialty Retail–3.35%
Aaron's	9,516	500,542
Abercrombie & Fitch Class A	8,315	227,914
Advance Auto Parts	4,940	842,418
American Eagle Outfitters	28,359	628,719
†America's Car-Mart	962	87,869
†Asbury Automotive Group	5,290	366,914
†Ascena Retail Group	28,043	30,286
†At Home Group	6,725	120,109
†AutoNation	13,117	468,539
†AutoZone	1,214	1,243,282
Barnes & Noble	9,682	52,573
†Barnes & Noble Education	6,119	25,700
Bed Bath & Beyond	20,862	354,445
Best Buy	17,025	1,209,797
Big 5 Sporting Goods	900	2,862
†Boot Barn Holdings	3,430	100,979
†Build-A-Bear Workshop	2,901	17,696
†Burlington Stores	4,740	742,663
Caleres	7,320	180,731
†CarMax	11,906	831,039
Cato Class A	4,303	64,459
Chico's FAS	18,957	80,946
Children's Place	3,021	293,883
Citi Trends	2,149	41,497
†Conn's	6,316	144,384
Designer Brands	11,901	264,440
Dick's Sporting Goods	11,492	423,021
†Express	12,788	54,733
†Five Below	6,571	816,447
†Floor & Decor Holdings Class A	5,614	231,409
Foot Locker	14,273	864,944
†Francesca's Holdings	6,695	4,529
GameStop Class A	12,056	122,489
Gap	31,510	824,932
†Genesco	3,102	141,296
Group 1 Automotive	3,419	221,209
Guess	11,019	215,972
Haverty Furniture	2,655	58,091
†Hibbett Sports	4,645	105,952
Home Depot	52,217	10,019,920
†Kirkland's	2,488	17,491

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
L Brands	11,417	$ 314,881
Lithia Motors Class A	3,884	360,241
Lowe's	41,270	4,517,827
†MarineMax	2,439	46,731
†Michaels	14,861	169,713
Monro	3,844	332,583
†Murphy USA	6,800	582,216
†National Vision Holdings	2,500	78,575
Office Depot	89,288	324,115
†O'Reilly Automotive	4,996	1,939,947
†Party City Holdco	12,534	99,520
Penske Automotive Group	12,158	542,855
†Rent-A-Center	8,035	167,690
†RH	3,281	337,779
Ross Stores	21,284	1,981,540
†Sally Beauty Holdings	19,812	364,739
Shoe Carnival	1,575	53,597
Signet Jewelers	8,178	222,114
†Sleep Number	5,053	237,491
Sonic Automotive Class A	5,355	79,308
†Sportsman's Warehouse Holdings	165	792
Stage Stores	4,087	4,210
Tailored Brands	4,077	31,964
Tiffany & Co.	8,129	858,016
Tile Shop Holdings	2,643	14,959
TJX	65,248	3,471,846
Tractor Supply	10,859	1,061,576
†Ulta Beauty	4,365	1,522,206
†Urban Outfitters	16,473	488,260
†Vitamin Shoppe	3,839	27,027
Williams-Sonoma	13,719	771,968
Winmark	151	28,477
†Zumiez	4,241	105,559
		44,187,443
Technology Hardware, Storage & Peripherals–3.87%
†3D Systems	12,600	135,576
Apple	224,130	42,573,493
†Avid Technology	6,614	49,274
†Cray	6,871	178,990
†Dell Technologies Class C	8,375	491,529
Diebold Nixdorf	5,855	64,815
†Electronics For Imaging	5,336	143,538
Hewlett Packard Enterprise	59,187	913,255
HP	63,520	1,234,194
†NCR	16,424	448,211
NetApp	23,621	1,637,880
†Pure Storage Class A	2,550	55,565
Seagate Technology	24,157	1,156,879
†Stratasys	4,881	116,265
†Super Micro Computer	6,166	130,272
Western Digital	18,006	865,368
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Xerox	23,774	$ 760,293
		50,955,397
Textiles, Apparel & Luxury Goods–1.15%
†Capri Holdings	15,972	730,719
Carter's	6,021	606,857
Columbia Sportswear	6,536	680,920
†Crocs	5,293	136,295
Culp	695	13,365
†Deckers Outdoor	5,238	769,934
†Fossil Group	8,573	117,622
†G-III Apparel Group	9,262	370,110
Hanesbrands	28,474	509,115
†Lululemon Athletica	9,083	1,488,431
Movado Group	2,255	82,037
NIKE Class B	61,630	5,189,862
Oxford Industries	2,792	210,126
PVH	5,201	634,262
Ralph Lauren	3,815	494,729
†Skechers U.S.A. Class A	13,059	438,913
Steven Madden	8,925	302,022
Tapestry	16,823	546,579
†Under Armour Class A	8,228	173,940
†Under Armour Class C	8,286	156,357
†Unifi	3,174	61,417
†Vera Bradley	810	10,732
VF	12,928	1,123,572
Wolverine World Wide	10,329	369,055
		15,216,971
Thrifts & Mortgage Finance–0.50%
†Axos Financial	7,624	220,791
Capitol Federal Financial	21,314	284,542
Dime Community Bancshares	6,872	128,713
†Essent Group	9,692	421,117
Federal Agricultural Mortgage Class C	1,195	86,554
First Defiance Financial	2,959	85,042
Flagstar Bancorp	7,368	242,554
†HomeStreet	2,845	74,966
Kearny Financial	15,285	196,718
†LendingTree	922	324,138
Meridian Bancorp	8,312	130,415
Meta Financial Group	7,426	146,144
†MGIC Investment	35,831	472,611
†Mr Cooper Group	6,569	62,997
New York Community Bancorp	39,410	455,974
†NMI Holdings Class A	11,901	307,879
Northfield Bancorp	6,724	93,464
Northwest Bancshares	14,286	242,433
OceanFirst Financial	7,155	172,149
Oritani Financial	6,244	103,838

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
PennyMac Financial Services Class A	9,476	$ 210,746
Provident Financial Services	9,985	258,512
Radian Group	23,244	482,080
TFS Financial	9,915	163,300
TrustCo Bank	12,472	96,783
United Community Financial	2,888	27,003
United Financial Bancorp	7,393	106,089
Walker & Dunlop	4,483	228,229
Washington Federal	9,358	270,353
Waterstone Financial	3,925	64,605
WSFS Financial	9,706	374,652
		6,535,391
Tobacco–0.77%
Altria Group	93,510	5,370,279
Philip Morris International	49,489	4,374,333
Universal	3,560	205,163
Vector Group	16,481	177,830
		10,127,605
Trading Companies & Distributors–0.72%
Air Lease	16,007	549,840
Applied Industrial Technologies	5,007	297,766
†Beacon Roofing Supply	8,312	267,314
†BMC Stock Holdings	13,925	246,055
†CAI International	2,879	66,793
†DXP Enterprises	1,631	63,479
Fastenal	18,484	1,188,706
GATX	4,500	343,665
†GMS	6,711	101,470
H&E Equipment Services	6,917	173,686
†HD Supply Holdings	14,675	636,161
†Herc Holdings	6,112	238,246
Kaman	3,636	212,488
†MRC Global	11,216	196,056
MSC Industrial Direct Class A	6,411	530,254
†NOW	13,867	193,583
Rush Enterprises Class A	4,686	195,922
†SiteOne Landscape Supply	1,171	66,923
Systemax	4,022	91,058
†Textainer Group Holdings	6,500	62,725
†Titan Machinery	4,300	66,908
Triton International	9,649	300,084
†United Rentals	7,828	894,349
†Univar	13,480	298,709
†Veritiv	1,100	28,952
Watsco	3,045	436,074
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†WESCO International	6,714	$ 355,909
WW Grainger	4,437	1,335,226
		9,438,401
Transportation Infrastructure–0.02%
Macquarie Infrastructure	5,269	217,188
		217,188
Water Utilities–0.19%
American States Water	4,789	341,456
American Water Works	8,616	898,304
Aqua America	15,838	577,137
California Water Service Group	6,748	366,281
Connecticut Water Service	819	56,224
Middlesex Water	1,357	75,978
SJW Group	3,075	189,851
York Water	591	20,283
		2,525,514
Wireless Telecommunication Services–0.17%
†Boingo Wireless	4,098	95,401
Shenandoah Telecommunications	6,684	296,502
Spok Holdings	1,858	25,306
†Sprint	44,078	249,041
Telephone & Data Systems	9,452	290,460
†T-Mobile US	15,158	1,047,418
†United States Cellular	3,838	176,203
		2,180,331
Total Common Stock (Cost $883,498,730)		1,314,388,598
RIGHTS–0.00%
=†πMedia General CVR	16,818	1,312
=†πSchulman Class A CVR	4,438	0
Total Rights (Cost $0)		1,312

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	3,147,950	3,147,950
Total Money Market Fund (Cost $3,147,950)		3,147,950

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.94% (Cost $886,646,680)	$1,317,537,860
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	792,316
NET ASSETS APPLICABLE TO 40,677,931 SHARES OUTSTANDING–100.00%	$1,318,330,176

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2019, the aggregate value of restricted securities was $1,312, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Media General CVR	1/18/2017	$—	$1,312
Schulman Class A CVR	8/22/2018	—	—
Total		$—	$1,312

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
NT–Northern Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$32,453,189	$—	$—	$32,453,189
Air Freight & Logistics	9,925,958	—	—	9,925,958
Airlines	10,411,489	—	—	10,411,489
LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Auto Components	$8,612,339	$—	$—	$8,612,339
Automobiles	6,312,775	—	—	6,312,775
Banks	79,458,176	—	—	79,458,176
Beverages	19,655,256	—	—	19,655,256
Biotechnology	29,428,144	—	—	29,428,144
Building Products	8,950,753	—	—	8,950,753
Capital Markets	34,458,064	—	—	34,458,064
Chemicals	26,082,115	3,636,275	—	29,718,390
Commercial Services & Supplies	14,653,327	—	—	14,653,327
Communications Equipment	16,068,506	—	—	16,068,506
Construction & Engineering	5,399,161	—	—	5,399,161
Construction Materials	1,988,442	—	—	1,988,442
Consumer Finance	13,310,728	—	—	13,310,728
Containers & Packaging	10,125,717	—	—	10,125,717
Distributors	2,890,989	—	—	2,890,989
Diversified Consumer Services	5,500,688	—	—	5,500,688
Diversified Financial Services	14,017,814	—	—	14,017,814
Diversified Telecommunication Services	24,169,108	—	—	24,169,108
Electric Utilities	20,861,219	—	—	20,861,219
Electrical Equipment	8,950,993	—	—	8,950,993
Electronic Equipment, Instruments & Components	19,974,857	—	—	19,974,857
Energy Equipment & Services	8,077,248	—	—	8,077,248
Entertainment	16,486,736	—	—	16,486,736
Equity Real Estate Investment Trusts	243,003	—	—	243,003
Food & Staples Retailing	17,320,163	—	—	17,320,163
Food Products	18,148,295	—	—	18,148,295
Gas Utilities	4,287,472	—	—	4,287,472
Health Care Equipment & Supplies	30,765,674	—	—	30,765,674
Health Care Providers & Services	34,679,736	—	—	34,679,736
Health Care Technology	2,619,920	—	—	2,619,920
Hotels, Restaurants & Leisure	31,205,523	—	—	31,205,523
Household Durables	11,153,026	—	—	11,153,026
Household Products	15,468,617	—	—	15,468,617
Independent Power and Renewable Electricity Producers	3,156,492	—	—	3,156,492
Industrial Conglomerates	13,953,546	—	—	13,953,546
Insurance	38,540,927	—	—	38,540,927
Interactive Media & Services	31,161,591	—	—	31,161,591
Internet & Direct Marketing Retail	41,624,686	—	—	41,624,686
IT Services	66,053,033	—	—	66,053,033
Leisure Products	2,877,238	—	—	2,877,238
Life Sciences Tools & Services	12,869,137	—	—	12,869,137
Machinery	39,208,375	—	—	39,208,375
Marine	817,365	—	—	817,365
Media	23,945,497	—	—	23,945,497
Metals & Mining	9,183,191	—	—	9,183,191
Multiline Retail	9,520,151	—	—	9,520,151
Multi-Utilities	11,455,107	—	—	11,455,107
Oil, Gas & Consumable Fuels	52,874,297	6,085	—	52,880,382
Paper & Forest Products	1,766,050	—	—	1,766,050
Personal Products	4,353,760	—	—	4,353,760
Pharmaceuticals	43,787,516	—	—	43,787,516
Professional Services	9,205,768	—	—	9,205,768
Real Estate Management & Development	3,998,841	—	—	3,998,841
Road & Rail	18,056,555	—	—	18,056,555
Semiconductors & Semiconductor Equipment	51,786,722	—	—	51,786,722
Software	65,050,932	—	—	65,050,932
Specialty Retail	44,187,443	—	—	44,187,443
Technology Hardware, Storage & Peripherals	50,955,397	—	—	50,955,397
LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Textiles, Apparel & Luxury Goods	$15,216,971	$—	$—	$15,216,971
Thrifts & Mortgage Finance	6,535,391	—	—	6,535,391
Tobacco	10,127,605	—	—	10,127,605
Trading Companies & Distributors	9,438,401	—	—	9,438,401
Transportation Infrastructure	217,188	—	—	217,188
Water Utilities	2,525,514	—	—	2,525,514
Wireless Telecommunication Services	2,180,331	—	—	2,180,331
Rights	—	—	1,312	1,312
Money Market Fund	3,147,950	—	—	3,147,950
Total Investments	$1,313,894,188	$3,642,360	$1,312	$1,317,537,860
During the period ended March 31, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–27